Long-Term Bank Loan	12 Months Ended
Dec. 31, 2024
Long-Term Bank Loan
Long-Term Bank Loan

8. Long-Term Bank Loan

This comprises a bank loan of one of the Company’s ship-owning companies and is as follows:

Borrower	December 31, 2023	December 31, 2024
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	1,925,000	-
Less: Current portion	(700,000)	-
Long-term portion	1,225,000	-
Deferred charges, current portion	19,600	-
Deferred charges, long-term portion	14,140	-
Long-term bank loan, current portion net of deferred charges	680,400	-
Long-term bank loan, long-term portion net of deferred charges	1,210,860	-

On September 6, 2021, the Company signed a term loan facility with Sinopac Capital International (HK) Limited (“Sinopac”) for an amount of up to $10,000,000, in order to refinance the existing indebtedness of M/V “Aegean Express” and M/V “EM Corfu”, a vessel that is owned by our Parent Company, amounting to $5,525,000 as of the date of refinancing, and for working capital purposes. The facility was available in two advances. Both advances of $3,500,000 and $6,500,000 were drawn on September 9, 2021 by Jonathan John Shipping Ltd. and Corfu Navigation Ltd. as the borrowers. The loan was payable in sixteen consecutive quarterly installments of $500,000 each, followed by a balloon payment of $2,000,000 to be paid together with the last installment in September 2025. The loan assigned to M/V “Aegean Express” was $3,500,000 and was payable in 16 instalments of $175,000 each and a balloon of $700,000 to be paid together with the last installment in September 2025. The loan bore interest at Secured Overnight Financing Rate, or “SOFR” plus credit adjustment spread, plus a margin of 3.50% and was secured with the following: (i) first priority mortgages over M/V “Aegean Express” and M/V “EM Corfu”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stood at 120%. The loan was fully repaid in March 2024 and the collateral vessels became unencumbered.

Interest expense relating to the loan assigned to M/V “Aegean Express” for the years ended December 31, 2022, 2023 and 2024 amounted to $208,300, $205,274 and $32,249 respectively.